Investment Objectives and Goals - Eaton Vance Growth Trust	Sep. 30, 2025
Eaton Vance Atlanta Capital Focused Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital growth.
Eaton Vance Atlanta Capital Select Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital growth.
Eaton Vance Atlanta Capital SMID-Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital growth.